UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2017

                   Date of reporting period: June 30, 2017


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



				                       Item 1. Proxy Voting Record 07/01/16-06/30/17


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
                                         	MEETING                                	PROPOSED	VOTE FOR/AGAINST  FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY		CAST   ABSTAIN	MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------

CA, Inc.			CA	12673P105	08/03/16	1) Election of Directors	Management	07/28/16	For	For
									2) Ratify KPMG as IA		Management	07/28/16	For	For
									3) Advisory vote on		Management	07/28/16	For	For
									   executive compensation
									4) To re-approve 2011		Management	07/28/16	For	For
									   Incentive Plan for tax
									   purposes
									5) Ratify November 2015		Management	07/28/16 	AGN	AGN
									   Stockholder Protection
									   Rights Agreement

Clifton Bancorp, Inc.	CSBK	186873105	08/10/16	1) Election of Directors	Management	08/01/16	For	For
									2) Ratify BDO as IA		Management	08/01/16	For	For
									3) Advisory vote on		Management	08/01/16	For	For
									   executive compensation

Chicopee Bancorp, Inc.	CBNK	168565109	09/28/16	1) Plan of Merger			Management	09/22/16	For	For
									2) Advisory vote on		Management	09/22/16	For	For
									   executive compensation
									3) Adjournment if necessary	Management	09/22/16	For	For

Polonia Bancorp, Inc.	PBCP	73158Q109	10/25/16	1) Plan of Merger			Management	10/20/16	For	For
									2) Adjournment, if necessary	Management	10/20/16	For	For

OceanFirst Financial	OCFC	675234108	11/22/16	1) Issuance of shares in	Management	11/18/16	For	For
									   connection with merger
									2) Adjournment, if necessary	Management	11/18/16	For	For

Medtronic PLC		MDT	G5960L103	12/09/16	1) Election of Directors	Management	12/05/16	For	For
									2) Ratify PwC as IA		Management	12/05/16	For	For
									3) Advisory vote on		Management	12/05/16	For	For
									   executive compensation
									4) Proxy Access			Management	12/05/16	For	For
									5a)Approval of Articles of 	Management	12/05/16	For	For
									   Association to make certain
									   administrative changes
									5b)Approval of Memorandum of	Management	12/05/16	For	For
									   Association to make certain
									   administrative changes
									6) Amendment to Articles of	Management	12/05/16	For	For
									   Association to clarify
									   Board's sole authority to
									   determine its size within
									   fixed limits

Emerson Electric Co.	EMR	291011104	02/07/17	1) Election of Directors	Management	02/02/17	For	For
									2) Advisory vote on		Management	02/02/17	For	For
									   executive compensation
									3) Advisory vote on 		Management	02/02/17	For	For
									   frequency of executive
									   compensation vote
									4) Ratify KPMG as IA		Management	02/02/17	For	For
									5) Independent Board Chair	Shareholder	02/02/17  	AGN	For
									6) Political contributions	Shareholder	02/02/17  	AGN	For
									7) Lobbying Report		Shareholder	02/02/17  	AGN	For
									8) Greenhouse Gas Emission	Shareholder	02/02/17  	AGN	For

Nexeo Solutions, Inc.	NXEO	65342H102	01/31/17	1) Election of Directors	Management	01/24/17	For	For
									2) Ratify PwC as IA		Management	01/24/17	For	For
									3) Advisory vote on		Management	01/24/17	For	For
									   executive compensation
									4) Advisory vote on frequency	Management	01/24/17	For	For
									   of vote on executive
									   compensation

Amdocs Limited		DOX	G02602103	01/27/17	1) Election of Directors	Management	01/24/17	For	For
									2) Amendment to 1998 Stock	Management	01/24/17	For	For
									   Option and Incentive Plan
									3) Approval of increase in	Management	01/24/17	For	For
									   quarterly dividend rate
									4) Approval of consolidated	Management	01/24/17	For	For
									   financial statements for
									   fiscal year
									5) Ratify E&Y as IA		Management	01/24/17	For	For

Westbury Bancorp, Inc.	WBB	95727P106	02/15/17	1) Election of Directors	Management	02/13/17	For	For
									2) Approval of 2014 Equity	Management	02/13/17	For	For
									   Incentive Plan
									3) Ratify IA			Management	02/13/17	For	For

Prudential			PBIC	74431A101	02/23/17	1) Election of Directors	Management	02/15/17	For	For
Bancorp, Inc.							2) Ratify IA			Management	02/15/17	For	For

Johnson Controls		JCI	G51502105	03/08/17	1) Election of Directors	Management	03/02/17	For	For
International PLC							2a)Ratify PWC as IA		Management	03/02/17	For	For
									2b)Authorize Audit Committee	Management	03/02/17	For	For
									   to set IA remuneration
									3) Authorization to make	Management	03/02/17	For	For
									   market purchases of
									   shares
									4) Determine price range at	Management	03/02/17	For	For
									   Company can re-allot
									   shares it holds as
									   Treasury shares
									5) Advisory vote on executive	Management	03/02/17	For	For
									   compensation
									6) Frequency of advisory vote	Management	03/02/17	For	For
									   on executive compensation
									7) Approval of material terms	Management	03/02/17	For	For
									   of performance goals under
									   2012 Share and Incentive Pl
									8) Approval of Directors'	Management	03/02/17	For	For
									   authority to allot shares
									   up to 33% of issued share
									   capital
									9) Approval of waiver of	Management	03/02/17	For	For
									   statutory pre-emption
									   rights with respect to up
									   to 5% of ossied share
									   capital

Blue Bird Corp.		BLBD	095306106	03/08/17	1) Election of Directors	Management	03/06/17	For	For

Beneficial			BNCL	08171T102	04/20/17	1) Election of Directors	Management	04/07/17	For	For
Bancorp Inc.							2) Ratify KPMG as IA		Management	04/07/17	For	For
									3) Advisory vote on		Management	04/07/17	For	For
									   executive compensation
									4) Frequency of vote on vote	Management	04/07/17	For	For
									   on executive compensation

Sherwin Williams		SHW	824348106	04/19/17	1) Election of Directors	Management	03/27/17	For	For
Company								2) Advisory vote on		Management	03/27/17	For	For
									   executive compensation
									3) Frequency of vote on vote	Management	03/27/17	For	For
									   on executive compensation
									4) Approval of 2007 Executive	Management	03/27/17	For	For
									   Annual Performance Bonus
									   Plan
									5) Approval of 2006 Equity 	Management	03/27/17	For	For
									   and Performance Incentive
									   Plan
									6) Ratify E&Y as IA		Management	03/27/17	For	For

MYR Group, Inc.		MYRG	55405W104	04/27/17	1) Election of Directors	Management	04/24/17	For	For
									2) Advisory vote on		Management	04/24/17	For	For
									   executive compensation
									3) Advisory vote on frequency	Management	04/24/17	For	For
									   of vote on executive
									   compensation
									4) Approval of Long-Term	Management	04/24/17	For	For
									   Incentive Plan
									5) Ratify E&Y as IA		Management	04/24/17	For	For

The AES Corporation	AES	00130H105	04/20/17	1) Election of Directors	Management	04/07/17	For	For
									2) Advisory vote on		Management	04/07/17	For	For
									   executive compensation
									3) Advisory vote on frequency	Management	04/07/17	For	For
									   of vote on executive
									   compensation
									4) Ratify E&Y as IA		Management	04/07/17	For	For
									5) Proxy Access By-Laws		Shareholder	04/07/17	AGN	For
									6) Report on Policies and	Shareholder	04/07/17	AGN	For
									   Technological Advances
									   Throough the Year 2040

Hanesbrands, Inc.		HBI	410345102	04/25/17	1) Election of Directors	Management	03/27/17	For/AGN For/AGN
									2) Ratify PwC as IA		Management	03/27/17	For	For
									3) Advisory vote on		Management	03/27/17	AGN	AGN
									   executive compensation
									4) Fequency of vote of vote	Management	03/27/17	For	For
									   on executive compensation

Snap-on, Incorporated	SNA	833034101	04/27/17	1) Election of Directors	Management	04/19/17	For	For
									2) Ratify DT as IA		Management	04/19/17	For	For
									3) Advisory vote on		Management	04/19/17	For	For
									   executive compensation
									4) Fequency of vote of vote	Management	04/19/17	For	For
									   on executive compensation

Shore Bancshares, Inc.	SHBI	825107105	04/26/17	1) Election of Directors	Management	04/13/17	For	For
									2) Ratify IA			Management	04/13/17	For	For
									3) Advisory vote on		Management	04/13/17	For	For
									   executive compensation
									4) Advisory vote on frequency	Management	04/13/17	For	For
									   of vote on executive
									   compensation

United Parcel		UPS	911312106	05/04/17	1) Election of Directors	Management	05/03/17	For	For
Service, Inc.							2) Advisory vote on		Management	05/03/17	For	For
									   executive compensation
									3) Frequency of vote on 	Management	05/03/17	AGN	AGN
									   executive compensation
									4) Ratify DT as IA		Management	05/03/17	For	For
									5) Lobbying Activities		Shareholder	05/03/17	AGN	For
									6) Reduce voting power of Cl	Shareholder	05/03/17	AGN	For
									   A stock from 10 votes per
									   share to one vote per share
									7) Holy Land Principles		Shareholder	05/03/17	AGN	For

Six Flags			SIX	83001A102	05/03/17	1) Election of Directors	Management	04/13/17	For	For
Entertainment							2) Approval of Long-Term	Management	04/13/17	For	For
Corporation								   Incentive Pl as amended
									3) Ratify KPMG as IA		Management	04/13/17	For	For
									4) Advisory vote on		Management	04/13/17	For	For
									   executive compensation
									5) Frequency of vote on		Management	04/13/17	For	For
									   executive compensation

EOG Resources, Inc.	EOG	26875P101	04/27/17	1) Election of Directors	Management	04/19/17	For	For
									2) Ratify DT as IA		Management	04/19/17	For	For
									3) Amendment to Restated	Management	04/19/17	For	For
									   Certificate of Inc. to
									   increase number of
									   authorized shares of
									   common stock
									4) Advisory vote on		Management	04/19/17	For	For
									   executive compensation
									5) Frequency of vote on		Management	04/19/17	For	For
									   executive compensation

Abbott Laboratories	ABT	002824100	04/28/17	1) Election of Directors	Management	04/24/17	For	For
									2) Ratify E&Y as IA		Management	04/24/17	For	For
									3) Advisory vote on		Management	04/24/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	04/24/17	For	For
									   executive compensation
									5) Approval of 2017 Incentive	Management	04/24/17	For	For
									   Stock Program
									6) Approval of 2017 Employee	Management	04/24/17	For	For
									   Stock Purchase Plan for
									   non-US employees
									7) Independent Board Chairman	Shareholder	04/24/17	AGN	For

LKQ Corporation		LKQ	501889208	05/08/17	1) Election of Directors	Management	05/03/17	For	For
									2) Ratify DT as IA		Management	05/03/17	For	For
									3) Advisory vote on		Management	05/03/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/03/17	For	For
									   executive compensation

Suncor Energy, Inc.	SU	867224107	04/27/17	1) Election of Directors	Management	04/13/17	For	For
									2) Re-Appoint PwC as IA		Management	04/13/17	For	For
									3) Amendment to Stock Option	Management	04/13/17	For	For
									   Plan to increase the
									   number of shares reserved
									   for issuance
									4) Advisory vote on		Management	04/13/17	For	For
									   executive compensation

Phillips 66			PSX	718546104	05/03/17	1) Election of Directors	Management	05/01/17	For	For
									2) Ratify E&Y as IA		Management	05/01/17	For	For
									3) Advisory vote on		Management	05/01/17	For	For
									   executive compensation

Discover Financial	DFS	254709108	05/11/17	1) Election of Directors	Management	05/08/17	For	For
Services								2) Advisory vote on		Management	05/08/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/08/17	For	For
									   executive compensation
									4) Ratify DT as IA		Management	05/08/17	For	For

Pentair PLC			PNR	G7S00T104	05/09/17	1) Election of Directors	Management	05/03/17	For	For
									2) Advisory vote on		Management	05/03/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/03/17	For	For
									   executive compensation
									4) Ratify DT as IA		Management	05/03/17	For	For
									5) Authorize price at which	Management	05/03/17	For	For
									   treasury shares can be
									   re-alloted under Irish law
									6) Amendment to Articles of	Management	05/03/17	For	For
									   Association for proxy
									   access
									7) Other business			Management	05/03/17	For	For

J2 Global, Inc.		JCOM	48123V102	05/04/17	1) Election of Directors	Management	05/01/17	For	For
									2) Ratify IA			Management	05/01/17	For	For
									3) Advisory vote on		Management	05/01/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/01/17	For	For
									   executive compensation

CVS Health Corporation	CVS	126650100	05/10/17	1) Election of Directors	Management	05/04/17	For	For
									2) Ratify IA			Management	05/04/17	For	For
									3) Advisory vote on		Management	05/04/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/04/17	For	For
									   executive compensation
									5) Approval of 2017 Incentive	Management	05/04/17	For	For
									   Compensation Plan
									6) Threshhold of calling	Shareholder	05/04/17	AGN	For
									   special meetings
									7) Report on executive pay	Shareholder	05/04/17	AGN	For
									8) Report on renewable energy	Shareholder	05/04/17	AGN	For
									   targets

Republic Services, Inc.	RSG	760759100	05/12/17	1) Election of Directors	Management	05/08/17	For	For
									2) Advisory vote on		Management	05/08/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/08/17	For	For
									   executive compensation
									4) Ratify E&Y as IA		Management	05/08/17	For	For

AMC Entertainment		AMC	00165C104	04/26/17	1) Election of Directors	Management	04/19/17	For	For
Holdings, Inc.							2) Ratify KPMG as IA		Management	04/19/17	For	For
									3) Advisory vote on		Management	04/19/17	For	For
									   executive compensation

Marriott			MAR	571903202	05/05/17	1) Election of Directors	Management	05/02/17	For	For
International							2) Ratify E&Y as IA		Management	05/02/17	For	For
									3) Advisory vote on		Management	05/02/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/02/17	For	For
									   executive compensation
									5) Holy Land Principles		Shareholder	05/02/17	AGN	For

PPL Corporation		PPL	69351T106	05/17/17	1) Election of Directors	Management	05/12/17	For	For
									2) Advisory vote on		Management	05/12/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/12/17	For	For
									   executive compensation
									4) Approve amended and		Management	05/12/17	For	For
									   restated 2012 Stock
									   Incentive Plan
									5) Ratify IA			Management	05/12/17	For	For
									6) Report on how policies	Shareholder	05/12/17	AGN	For
									   and advances seek to limit
									   global warming

MasTec, Inc.		MTZ	576323109	05/18/17	1) Election of Directors	Management	05/16/17	For	For
									2) Ratify IA			Management	05/16/17	For	For
									3) Advisory vote on		Management	05/16/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/16/17	For	For
									   executive compensation

Mohawk Industries, Inc.	MHK	608190104	05/18/17	1) Election of Directors	Management	05/11/17	For	For
									2) Ratify KPMG as IA		Management	05/11/17	For	For
									3) Advisory vote on		Management
									   executive compensation
									4) Frequency of vote on		Management	05/11/17	For	For
									   executive compensation
									5) Approval of 2017 Incentive	Management	05/11/17	For	For
									   Plan

Western New			WNEB	958892101	05/18/17	1) Election of Directors	Management	05/16/17	For	For
England Bancorp, Inc.						2) Advisory vote on		Management	05/16/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/16/17	For	For
									   executive compensation
									4) Ratify IA			Management	05/16/17	For	For

HD Supply			HDS	40416M105	05/17/17	1) Election of Directors	Management	05/10/17	For	For
Holdings, Inc.							2) Ratify PwC as IA		Management	05/10/17	For	For
									3) Advisory vote on		Management	05/10/17	For	For
									   executive compensation
									4) Approval of Amended		Management	05/10/17	For	For
									   and Restated Omnibus
									   Incentive Plan
									5) Approval of Annual		Management	05/10/17	For	For							   				   Incentive Plan for
									   executive officers

Newell Brands, Inc.	NWL	651229106	05/09/17	1) Election of Directors	Management	05/03/17	For	For
									2) Ratify PwC as IA		Management	05/03/17	For	For
									3) Advisory vote on		Management	05/03/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/03/17	For	For
									   executive compensation

KBR, Inc.			KBR	48242W106	05/17/17	1) Election of Directors	Management	05/10/17	For	For
									2) Ratify KPMG as IA		Management	05/10/17	For	For
									3) Advisory vote on		Management	05/10/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/10/17	For	For
									   executive compensation

First Connecticut		FBNK	319850103	05/10/17	1) Election of Directors	Management	05/08/17	For	For
Bancorp, Inc.							2) Advisory vote on		Management	05/08/17	For	For
									   executive compensation
									3) Ratify PwC as IA		Management	05/08/17	For	For

Rush Enterprises, Inc.	RUSHA					1) Election of Directors	Management	05/11/17	For	For
				RUSHB					2) Approval of amended and	Management	05/11/17	For	For
									   restated 2007 Long-Term
									   Incentive Plan
									3) Advisory vote on		Management	05/11/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/11/17	For	For
									   executive compensation
									5) Ratify E&Y as IA		Management	05/11/17	For	For

Novanta, Inc.		NOVT	67000B104	05/10/17	1) Election of Directors	Management	05/03/17	For	For
									2) Advisory vote on		Management	05/03/17	For	For
									   executive compensation
									3) Appoint PwC as IA		Management	05/03/17	For	For

American National		AMNB	027745108	05/16/17	1) Election of Directors	Management	05/10/17	For	For
Bankshares, Inc.							2) Ratify IA			Management	05/10/17	For	For
									3) Advisory vote on		Management	05/10/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/10/17	For	For
									   executive compensation

Energen Corporation	EGN	29265N108	05/03/17	1) Election of Directors	Management	05/01/17	For	For
									2) Ratify IA			Management	05/01/17	For	For
									3) Advisory vote on		Management	05/01/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	05/01/17	For	For
									   executive compensation

Emcor Group, Inc.		EME	29084Q100	06/01/17	1) Election of Directors	Management	05/25/17	For	For
									2) Advisory vote on		Management	05/25/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	05/25/17	For	For
									   executive compensation
									4) Ratify E&Y as IA		Management	05/25/17	For	For
									5) Action by written consent	Shareholder	05/25/17	AGN	For

FTI Consulting, Inc.	FCN	302941109	06/07/17	1) Election of Directors	Management	06/06/17	For	For
									2) Approval of 2017 Omnibus	Management	06/06/17	For	For
									   Incentive Compensation Pl
									3) Ratify KPMG as IA		Management	06/06/17	For	For
									4) Advisory vote on		Management	06/06/17	For	For
									   executive compensation
									5) Frequency of vote on		Management	06/06/17	For	For
									   executive compensation

Party City Holdco, Inc.	PRTY	702149105	06/07/17	1) Election of Directors	Management	06/05/17	For	For
									2) Ratify E&Y as IA		Management	06/05/17	For	For

PGT Innovations, Inc.	PGTI	69336V101	05/18/17	1) Election of Directors	Management	05/16/17	For	For
									2) Ratify KPMG as IA		Management	05/16/17	For	For

Lumos Networks Corp.	LMOS	550283105	05/24/17	1) Adoption of Merger		Management	05/18/17	For	For
									2) Advisory vote on		Management	05/18/17	For	For
									   merger-related
									   compensation
									3) Adjournment if necessary	Management	05/18/17	For	For
									4) Election of Directors	Management	05/18/17	For	For
									5) Advisory vote on		Management	05/18/17	For	For
									   executive compensation
									6) Ratify KPMG as IA		Management	05/18/17	For	For

New York REIT, Inc.	NYRT	64976L109	06/08/17	1) Election of Directors	Management	06/06/17	For	For
									2) Ratify KPMG as IA		Management	06/06/17	For	For
									3) Advisory vote on		Management	06/06/17	For	For
									   executive compensation

OceanFirst			OCFC	675234108	06/02/17	1) Election of Directors	Management	05/22/17	For	For
Financial Corp.							2) Advisory vote on		Management	05/22/17	For	For
									   executive compensation
									3) Approval of amendment to	Management	05/22/17	For	For
									   2011 Stock Incentive Plan
									4) Ratify KPMG as IA		Management	05/22/17	For	For
									5) Frequency of vote on		Management	05/22/17	For	For
									   executive compensation

The Kroger Co.		KR	501044101	06/22/17	1) Election of Directors	Management	06/21/17	For	For
									2) Advisory vote on		Management	06/21/17	For	For
									   executive compensation
									3) Frequency of vote on		Management	06/21/17	For	For
									   executive compensation
									4) Ratify PwC as IA		Management	06/21/17	For	For
									5) Report assessing		Shareholder	06/21/17	AGN	For
									   environmental impact of
									   using unrecyclable
									   packaging forf private
									   label brands
									6) Report assessing climate	Shareholder	06/21/17	AGN	For
									   benefits and feasibility
									   of adopting targets for
									   increasing renewable
									   energy sourcing
									7) Report onf impact of		Shareholder	06/21/17	AGN	For
									   deforestation including
									   goals for reducing such
									   impacts
									8) Independent Chair		Shareholder	06/21/17	AGN	For

Gramercy Property		GPT	385002308	06/15/17	1) Election of Directors	Management	06/09/17	For	For
Trust									2) Approval of Employee		Management	06/09/17	For	For
									   Share Purchase Plan
									3) Ratify E&Y as IA		Management	06/09/17	For	For
									4) Advisory vote on		Management	06/09/17	For	For
									   executive compensation

Southern National		SONA	843395104	06/21/17	1) Election of Directors	Management	06/15/17	For	For
Bancorp of Virginia						2) Ratify IA			Management	06/15/17	For	For
									3) Advisory vote on		Management	06/15/17	For	For
									   executive compensation
									4) Frequency of vote on		Management	06/15/17	For	For
									   executive compensation
									5) Approval of 2017 Equity	Management	06/15/17	For	For
									   Compensation Plan

Southern National		SONA	843395104	06/21/17	1) Approval of Merger		Management	06/15/17	For	For
Bancorp of Virginia						2) Adjournment to solicit	Management	06/15/17	For	For
									   additional proxies
									3) Advisory vote on 		Management	06/15/17	For	For
									   certain compensation
									   that may become payable
									   to executives due to merger

